Earnings/ (Loss) per share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Earnings/ (Loss) per share [Abstract]
Net Income/(Loss)	$ 45,138	$ (49,143)
Less: Allocation of undistributed earnings to non-vested stock	(40)	0
Income/ (loss) (numerator)	$ 45,098	$ (49,143)
Weighted-average number of outstanding shares (denominator)	131,705,782	131,696,928
Basic and diluted EPS Income/ (loss) attributable to common stockholders	$ 0.34	$ (0.37)